IMPAIRMENT OF NON-FINANCIAL ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IMPAIRMENT OF NONFINANCIAL ASSETS
Period of assessment of value of goodwill	5 years	5 years
Growth rate	4.50%	4.50%
Discount rate applied to cash flow projections	12.00%	11.11%
Discount rate for estimated future cash flows before tax	13.64%	12.54%
Inflation rate	3.15%	3.50%
Impairment loss	R$ 0	R$ 0
Non-financial assets | Discount rate
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increases/decreases	0.50%	0.50%
Non-financial assets | Perpetuity growth rates
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increases/decreases	1.00%	1.00%
Non-financial assets | Revenues Margin
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increases/decreases	1.50%	1.50%